Quarterly Report
September 30, 2022
MFS®  Income Portfolio
MFS® Variable Insurance Trust II
SIS-Q3

Portfolio of Investments
9/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 93.3%
Aerospace & Defense – 0.3%
Boeing Co., 2.95%, 2/01/2030	$43,000	$34,569
Boeing Co., 5.705%, 5/01/2040	34,000	29,698
Boeing Co., 5.805%, 5/01/2050	33,000	28,677
		$92,944
Asset-Backed & Securitized – 21.4%
Allegro CLO Ltd., 2014-1RA, “C”, FLR, 5.731% (LIBOR - 3mo. + 3%), 10/21/2028 (n)	$250,000	$229,045
Arbor Realty Trust, Inc., CLO, 2020-FL1, “D”, FLR, 5.409% (LIBOR - 1mo. + 2.45%), 2/15/2035 (n)	232,000	226,808
Arbor Realty Trust, Inc., CLO, 2021-FL1, “D”, FLR, 5.767% (LIBOR - 1mo. + 2.95%), 12/15/2035 (n)	100,000	96,460
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 4.667% (LIBOR - 1mo. + 1.85%), 8/15/2034 (n)	200,000	186,563
Arbor Realty Trust, Inc., CLO, 2021-FL3, “D”, FLR, 5.017% (LIBOR - 1mo. + 2.2%), 8/15/2034 (n)	100,000	93,288
Arbor Realty Trust, Inc., CLO, 2021-FL4, “D”, FLR, 5.717% (LIBOR - 1mo. + 2.9%), 11/15/2036 (n)	256,500	242,623
AREIT 2019-CRE3 Trust, “D”, FLR, 5.686% (LIBOR - 1mo. + 2.65%), 9/14/2036 (n)	271,000	256,356
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 3.959% (LIBOR - 3mo. + 1.25%), 1/20/2028 (n)	250,000	242,812
Bayview Financial Revolving Mortgage Loan Trust, FLR, 4.713% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	59,256	70,388
BSPRT 2019-FL5 Issuer Ltd., “C”, FLR, 4.817% (LIBOR - 1mo. + 2%), 5/15/2029 (n)	245,000	238,436
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	55,708	50,809
Capital Automotive, 2020-1A, “B1”, REIT, 4.17%, 2/15/2050 (n)	110,227	102,033
CHCP 2021-FL1 Ltd., “B”, FLR, 4.686% (LIBOR - 1mo. + 1.65%), 2/15/2038 (n)	250,000	243,749
CHCP 2021-FL1 Ltd., “C”, FLR, 5.136% (LIBOR - 1mo. + 2.1%), 2/15/2038 (n)	100,000	96,992
CLNC 2019-FL1 Ltd., “C”, FLR, 5.532% (LIBOR - 1mo. + 2.4%), 8/20/2035 (n)	265,000	255,364
Commercial Equipment Finance 2021-A, LLC, “A”, 2.05%, 2/16/2027 (n)	106,088	101,876
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	346,107	333,100
Crest Ltd., CDO, 7%, (0.001% cash or 7% PIK) 1/28/2040 (a)(p)	735,576	7
Cutwater 2015-1A Ltd., “BR”, FLR, 4.312% (LIBOR - 3mo. + 1.8%), 1/15/2029 (n)	250,000	242,344
DT Auto Owner Trust, 2020-1A, “C”, 2.29%, 11/17/2025 (n)	72,012	71,645
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	8,654	8,644
Invitation Homes 2018-SFR1 Trust, “C”, FLR, 4.243% (LIBOR - 1mo. + 1.25%), 3/17/2037 (n)	129,981	127,913
KREF 2021-FL2 Ltd., “D”, FLR, 5.139% (LIBOR - 1mo. + 2.2%), 2/15/2039 (n)	163,000	150,841
LCCM 2021-FL2 Trust, “C”, FLR, 4.967% (LIBOR - 1mo. + 2.15%), 12/13/2038 (n)	100,000	94,245
Lehman Brothers Commercial Conduit Mortgage Trust, 1.039%, 2/18/2030 (i)	1,102	0
LoanCore 2018-CRE1 Ltd., “C”, FLR, 5.367% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	260,000	258,482
LoanCore 2018-CRE1 Ltd., “C”, FLR, 4.767% (LIBOR - 1mo. + 1.95%), 4/15/2034 (n)	219,150	214,502
LoanCore 2019-CRE2 Ltd., “D”, FLR, 5.267% (LIBOR - 1mo. + 2.45%), 5/15/2036 (n)	209,000	206,288
MF1 2020-FL4 Ltd., “B”, FLR, 5.709% (LIBOR - 1mo. + 2.75%), 11/15/2035 (n)	250,000	247,517
MF1 2021-FL6 Ltd., “C”, FLR, 4.789% (LIBOR - 1mo. + 1.85%), 7/16/2036 (n)	247,581	231,533
Neuberger Berman CLO Ltd., 2013-15A, “CR2”, FLR, 4.362% (LIBOR - 3mo. + 1.85%), 10/15/2029 (n)	250,000	232,365
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 5.109% (LIBOR - 3mo. + 2.35%), 4/22/2030 (n)	263,644	240,929
Palmer Square Loan Funding 2020-1A Ltd., “B”, FLR, 4.884% (LIBOR - 3mo. + 1.9%), 2/20/2028 (n)	250,000	241,175
Parallel 2015-1A Ltd., “DR”, FLR, 5.259% (LIBOR - 3mo. + 2.55%), 7/20/2027 (n)	250,000	239,031
Race Point CLO Ltd., 2013-8A, “CR2”, FLR, 5.034% (LIBOR - 3mo. + 2.05%), 2/20/2030 (n)	250,000	233,658
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 6.034% (LIBOR - 1mo. + 2.95%), 11/25/2036 (z)	120,000	114,776
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	22,726	22,579
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	155,000	142,543
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 5.812% (LIBOR - 3mo. + 3.3%), 10/15/2030 (n)	250,000	220,196
		$6,607,915
Broadcasting – 0.6%
Discovery, Inc., 4.65%, 5/15/2050	$95,000	$65,003
Magallanes, Inc., 5.141%, 3/15/2052 (n)	157,000	114,110
		$179,113
Brokerage & Asset Managers – 1.6%
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	$86,000	$77,293
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	101,000	80,345
Morgan Stanley Domestic Holdings, Inc., 4.5%, 6/20/2028	217,000	206,306

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
Raymond James Financial, 4.65%, 4/01/2030		$134,000	$126,122
			$490,066
Business Services – 0.5%
Global Payments, Inc., 2.9%, 5/15/2030		$120,000	$95,655
RELX Capital, Inc., 3%, 5/22/2030		76,000	64,119
			$159,774
Cable TV – 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.9%, 6/01/2052		$176,000	$108,964
Time Warner Cable, Inc., 4.5%, 9/15/2042		77,000	53,161
			$162,125
Computer Software – 0.5%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029		$149,000	$138,829
Conglomerates – 0.9%
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028		$304,000	$281,012
Consumer Services – 0.9%
Expedia Group, Inc., 3.25%, 2/15/2030		$175,000	$141,927
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2026 (n)		46,000	36,442
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2029 (n)		132,000	86,707
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2031 (n)		46,000	26,373
			$291,449
Electronics – 0.9%
Broadcom, Inc., 4.3%, 11/15/2032		$96,000	$80,605
Broadcom, Inc., 3.187%, 11/15/2036 (n)		245,000	167,567
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.4%, 5/01/2030		35,000	29,168
			$277,340
Emerging Market Quasi-Sovereign – 1.2%
Huarong Finance 2019 Co. Ltd. (People's Republic of China), 3.375%, 2/24/2030		$200,000	$130,000
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		200,000	170,060
Petroleos Mexicanos, 5.95%, 1/28/2031		108,000	72,943
			$373,003
Emerging Market Sovereign – 1.2%
Dominican Republic, 4.875%, 9/23/2032 (n)		$150,000	$112,771
Hashemite Kingdom of Jordan, 7.75%, 1/15/2028 (n)		200,000	188,790
Republic of Cote d'Ivoire, 4.875%, 1/30/2032 (n)	EUR	100,000	65,444
			$367,005
Energy - Independent – 0.7%
Diamondback Energy, Inc., 4.4%, 3/24/2051		$60,000	$45,197
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)		175,000	156,188
			$201,385
Energy - Integrated – 0.1%
Cenovus Energy, Inc., 3.75%, 2/15/2052		$50,000	$33,882
Financial Institutions – 3.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.5%, 7/15/2025		$150,000	$149,729
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027		195,000	170,289
Air Lease Corp., 2.875%, 1/15/2032		200,000	150,741
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)		195,000	163,302
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)		194,000	152,339

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Shriram Transport Finance Co. Ltd., 4.4%, 3/13/2024 (n)	$200,000	$186,000
		$972,400
Food & Beverages – 1.4%
Bacardi Ltd., 5.15%, 5/15/2038 (n)	$115,000	$98,905
Central America Bottling Co., 5.25%, 4/27/2029 (n)	199,000	172,633
PT Indofood CBP Sukses Makmur Tbk, 3.541%, 4/27/2032	200,000	149,004
		$420,542
Gaming & Lodging – 0.8%
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2030	$118,000	$98,546
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2031	45,000	36,784
Marriott International, Inc., 4.625%, 6/15/2030	63,000	56,932
Marriott International, Inc., 2.85%, 4/15/2031	61,000	47,895
		$240,157
Industrial – 0.6%
Arabian Centres Sukuk II Ltd., 5.625%, 10/07/2026	$200,000	$178,000
Insurance – 0.6%
Corebridge Financial, Inc., 4.35%, 4/05/2042 (n)	$20,000	$15,387
Corebridge Financial, Inc., 4.4%, 4/05/2052 (n)	60,000	45,603
Corebridge Financial, Inc., 6.875% to 12/15/2027, FLR (CMT - 5yr. + 3.846%) to 12/15/2052 (n)	150,000	137,169
		$198,159
Insurance - Property & Casualty – 1.8%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$191,000	$181,424
Aon Corp., 4.5%, 12/15/2028	115,000	108,450
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	283,000	265,906
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	15,000	12,113
		$567,893
Machinery & Tools – 0.6%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$200,000	$185,623
Major Banks – 5.8%
Bank of America Corp., 4.271% to 7/23/2028, FLR (LIBOR - 3mo. + 1.31%) to 7/23/2029	$61,000	$55,619
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR + 1.21%) to 10/20/2032	415,000	317,404
Bank of America Corp., 3.846% to 3/08/2032, FLR (CMT - 1yr. + 2%) to 3/08/2037	215,000	173,463
Bank of New York Mellon Corp., 4.7% to 9/20/2025, FLR (CMT - 5yr. + 4.358%) to 9/20/2070	200,000	191,500
Goldman Sachs Group, Inc., 3.102% to 2/24/2032, FLR (SOFR - 1 day + 1.41%) to 2/24/2033	148,000	117,550
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	200,000	142,033
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	81,000	64,160
JPMorgan Chase & Co., 3.882% to 7/24/2037, FLR (LIBOR - 3mo. + 1.36%) to 7/24/2038	83,000	64,822
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2069 (n)	200,000	131,400
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	429,000	347,905
Wells Fargo & Co., 3.9% to 3/15/2026, FLR (CMT - 1yr. + 3.453%) to 3/15/2071	215,000	181,809
		$1,787,665
Medical & Health Technology & Services – 2.1%
HCA Healthcare, Inc., 4.625%, 3/15/2052 (n)	$343,000	$257,628
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	239,000	167,300
ProMedica Toledo Hospital, “B”, 5.75%, 11/15/2038	89,000	81,080
Tower Health, 4.451%, 2/01/2050	270,000	154,710
		$660,718
Metals & Mining – 0.2%
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	$88,000	$68,085

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – 2.3%
Cheniere Corpus Christi Holdings LLC, 2.742%, 12/31/2039	$81,000	$58,419
Enbridge, Inc., 3.125%, 11/15/2029	150,000	128,271
Enbridge, Inc., 2.5%, 8/01/2033	170,000	127,310
MPLX LP, 4.5%, 4/15/2038	199,000	160,182
Plains All American Pipeline LP, 3.8%, 9/15/2030	135,000	113,199
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	53,000	48,281
Targa Resources Corp., 4.95%, 4/15/2052	82,000	63,091
		$698,753
Mortgage-Backed – 0.8%
Fannie Mae, 6.5%, 4/01/2032	$8,810	$9,124
Fannie Mae, 3%, 2/25/2033	34,982	3,296
Fannie Mae, 5.5%, 9/01/2034	3,838	3,923
Freddie Mac, UMBS, 5%, 9/01/2052	75,001	73,156
Ginnie Mae, 4.5%, 9/20/2052	50,000	47,919
Ginnie Mae, TBA, 4.5%, 10/20/2052	25,000	23,929
UMBS, TBA, 5.5%, 10/13/2052	50,000	49,695
UMBS, TBA, 4%, 11/25/2052	25,000	23,174
		$234,216
Municipals – 4.2%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$195,000	$171,103
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	270,000	207,363
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, Taxable, “B”, AGM, 0%, 2/15/2023	350,000	344,769
New Jersey Economic Development Authority State Pension Funding Rev., Taxable, “A”, NPFG, 7.425%, 2/15/2029	177,000	189,469
Port Beaumont, TX, Industrial Development Authority Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 4.1%, 1/01/2028 (n)	245,000	191,771
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	5,000	3,713
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	75,000	55,500
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, Taxable, “2019A-1”, 4.55%, 7/01/2040	174,000	145,293
		$1,308,981
Other Banks & Diversified Financials – 1.0%
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	$376,000	$320,430
Real Estate - Apartment – 0.2%
Mid-America Apartments LP, 2.75%, 3/15/2030	$82,000	$68,302
Real Estate - Office – 0.4%
Boston Properties Ltd. LP, REIT, 2.55%, 4/01/2032	$147,000	$108,387
Retailers – 0.3%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)	$65,000	$53,443
Nordstrom, Inc., 2.3%, 4/08/2024	51,000	47,430
		$100,873
Telecommunications - Wireless – 1.3%
American Tower Corp., REIT, 3.55%, 7/15/2027	$60,000	$54,165
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	200,000	125,036
Crown Castle, Inc., REIT, 4.15%, 7/01/2050	75,000	55,655
Rogers Communications, Inc., 4.35%, 5/01/2049	223,000	169,955
		$404,811
Tobacco – 0.7%
B.A.T. Capital Corp., 3.215%, 9/06/2026	$231,000	$206,377

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 4.77%, 4/01/2024	$4,401	$4,354
Small Business Administration, 4.99%, 9/01/2024	2,614	2,567
Small Business Administration, 4.86%, 1/01/2025	3,584	3,598
Small Business Administration, 4.625%, 2/01/2025	6,293	6,158
Small Business Administration, 5.11%, 8/01/2025	4,643	4,603
		$21,280
U.S. Treasury Obligations – 32.7%
U.S. Treasury Bonds, 1.375%, 11/15/2040	$1,000,000	$646,445
U.S. Treasury Bonds, 2.375%, 2/15/2042	1,100,000	842,875
U.S. Treasury Bonds, 2.25%, 2/15/2052	350,000	254,297
U.S. Treasury Notes, 0.375%, 10/31/2023 (f)	3,500,000	3,354,805
U.S. Treasury Notes, 2.25%, 3/31/2024	700,000	679,000
U.S. Treasury Notes, 0.25%, 9/30/2025	500,000	444,375
U.S. Treasury Notes, 0.875%, 6/30/2026	2,650,000	2,346,078
U.S. Treasury Notes, 2.5%, 3/31/2027	1,625,000	1,517,978
		$10,085,853
Utilities - Electric Power – 0.9%
FirstEnergy Corp., 5.35%, 7/15/2047	$92,000	$77,647
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	34,000	26,976
Pacific Gas & Electric Co., 3%, 6/15/2028	44,000	36,254
Pacific Gas & Electric Co., 3.5%, 8/01/2050	250,000	152,140
		$293,017
Total Bonds		$28,786,364
Investment Companies (h) – 6.7%
Bond Funds – 5.2%
MFS High Yield Pooled Portfolio (v)	214,367	$1,614,185
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 2.64% (v)	447,423	$447,467
Total Investment Companies		$2,061,652

Other Assets, Less Liabilities – 0.0%		12,016
Net Assets – 100.0%		$30,860,032
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,061,652 and $28,786,364, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $9,303,611, representing 30.1% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 6.034% (LIBOR - 1mo. + 2.95%), 11/25/2036	11/12/21	$120,000	$114,776
% of Net assets			0.4%

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
ZAR	South African Rand
Derivative Contracts at 9/30/22
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	108,441	EUR	106,827	State Street Bank Corp.	10/21/2022	$3,623
USD	93,631	ZAR	1,608,571	HSBC Bank	10/21/2022	4,896
						$8,519
Liability Derivatives
EUR	25,726	USD	26,512	Morgan Stanley Capital Services, Inc.	10/21/2022	$(1,269)
ZAR	137,528	USD	8,297	Brown Brothers Harriman	10/21/2022	(711)
ZAR	1,471,043	USD	86,123	Morgan Stanley Capital Services, Inc.	10/21/2022	(4,975)
						$(6,955)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	10	$2,053,906	December – 2022	$(32,422)
U.S. Treasury Note 5 yr	Long	USD	17	1,827,633	December – 2022	(63,546)
U.S. Treasury Ultra Bond	Long	USD	13	1,781,000	December – 2022	(139,217)
U.S. Treasury Ultra Note 10 yr	Long	USD	4	473,938	December – 2022	(27,919)
						$(263,104)
At September 30, 2022, the fund had liquid securities with an aggregate value of $137,068 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service.
Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$10,107,133	$—	$10,107,133
Non - U.S. Sovereign Debt	—	740,008	—	740,008
Municipal Bonds	—	1,308,981	—	1,308,981
U.S. Corporate Bonds	—	6,148,571	—	6,148,571
Residential Mortgage-Backed Securities	—	362,129	—	362,129
Commercial Mortgage-Backed Securities	—	946,501	—	946,501
Asset-Backed Securities (including CDOs)	—	5,533,501	—	5,533,501
Foreign Bonds	—	3,639,540	—	3,639,540
Mutual Funds	2,061,652	—	—	2,061,652
Total	$2,061,652	$28,786,364	$—	$30,848,016
Other Financial Instruments
Futures Contracts – Liabilities	$(263,104)	$—	$—	$(263,104)
Forward Foreign Currency Exchange Contracts – Assets	—	8,519	—	8,519
Forward Foreign Currency Exchange Contracts – Liabilities	—	(6,955)	—	(6,955)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the MFS High Yield Pooled Portfolio's shareholder report for further information regarding the levels used in valuing its assets and liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$5,165,690	$313,195	$3,303,799	$(390,219)	$(170,682)	$1,614,185
MFS Institutional Money Market Portfolio	201,300	27,247,862	27,001,867	115	57	447,467
	$5,366,990	$27,561,057	$30,305,666	$(390,104)	$(170,625)	$2,061,652
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$112,959	$—
MFS Institutional Money Market Portfolio	4,227	—
	$117,186	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.